File Nos. 333-56297, 811-02512
                                                  Filed Under Rule 497(c)


                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

            SUPPLEMENT DATED MARCH 15, 2002 TO MAY 1, 2001 PROSPECTUS

GENERAL DESCRIPTION OF GET R

Series R of the ING GET Fund (formerly known as Aetna GET Fund)(GET R) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET R. Aeltus Investment Management, Inc. serves as investment adviser to GET R.

We will offer GET R shares only during its offering period, which is scheduled to run from March 15, 2002 through the close of business on June 13, 2002. GET R may not be available under your contract, your plan or in your state. Please read the GET R prospectus for a more complete description of GET R, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET R

GET R seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET R's guarantee period runs from June 14, 2002 through June 15, 2007. During the offering period, all GET R assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET R will end on June 15, 2007, which is GET R's maturity date. The Company guarantees that the value of an accumulation unit of the GET R subaccount under the contract on the maturity date (as valued after the close of business on June 15, 2007) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET R subaccount to make up the difference. This means that if you remain invested in GET R until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET R as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET R subaccount. The value of dividends and distributions made by GET R throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET R investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET R before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET R. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET R amounts. If you do not make a choice, on the maturity date we will transfer your GET R amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET R amounts to the fund or funds designated by the Company.

121906-- X.GETR56297-01-AVA                                          March 2002

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET R Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET R investment option:

GET R GUARANTEE CHARGE (deducted daily during the Guarantee Period)     0.50%

MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES (including the optional
   0.50% Premium Bonus Option Charge and Get R Guarantee Charge)/1/     2.40%/2/

The following information supplements the "Fund Expense Table" contained in the prospectus:

ING GET FUND SERIES R ANNUAL EXPENSES (As a percentage of the average net assets.)

                                                                           TOTAL FUND ANNUAL EXPENSES
                                                                                (AFTER EXPENSE
                             INVESTMENT                                        REIMBURSEMENT)/5/
                           ADVISORY FEES/3/  12B-1 FEE   OTHER EXPENSES/4/
                          ----------------- ----------- ------------------ ---------------------------
ING GET Fund Series R          0.60%         0.25%           0.15%                    1.00%


For more information regarding expenses paid out of assets of the fund, see the GET R prospectus.





---------------------------
1 If you elect the premium bonus option, the premium bonus option charge is assessed during the first seven account years. After the seventh account year, or if you do not elect the premium bonus option, the maximum total separate account expenses you would pay is 1.90%.

2 The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

3 The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

4 "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET R and any additional direct fund expenses.

5 The investment adviser is contractually obligated through GET R's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET R's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets (excluding the 12b-1 fee). It is not expected that GET R's actual expenses without this waiver or reimbursement will exceed this amount.

121906-- X.GETR56297-01-AVA                2                         March 2002

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--ING GET FUND SERIES R

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET R investment option under the contract (until GET R's maturity date) and assume a 5% annual return on the investment./6/

--------------------------------------
>    These examples are purely                      EXAMPLE A                              EXAMPLE B
     hypothetical.                                                               If at the end of the periods
>    They should not be considered a        If you withdraw your entire          shown you (1) leave your
     representation of past or future       account value at the end of the      entire account value invested
     expenses or expected returns.          periods shown, you would pay         or (2) select an income phase
>    Actual expenses and/or returns may     the following expenses,              payment option, you would pay
     be more or less than those shown       including any applicable             the following expenses (no
     in these examples.                     early withdrawal charge:             early withdrawal charge is
                                                                                 reflected):
--------------------------------------
                                           1 YEAR    3 YEARS   5 YEARS            1 YEAR    3 YEARS   5 YEARS
ING GET Fund Series R                        $97      $159      $214               $34       $105      $178










--------------------------------

6 The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET R guarantee charge of 0.50%, an annual premium bonus charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.023% and all charges and expenses of the GET R Fund including the 12b-1 fee. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3 and 4% at the end of year 5. It also reflects the effect of the 10% free withdrawal amount. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

121906-- X.GETR56297-01-AVA               3                         March 2002

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

ING GET FUND (SERIES R)
INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 14, 2002 through June 15, 2007, the maturity date.

POLICIES

Prior to June 14, 2002 assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in Series R are those generally attributable to stock and bond investing. The success of Series R's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series R invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series R assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series R would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series R assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series R's ability to participate as fully in upward equity market movements and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

INVESTMENT ADVISER: Aeltus Investment Management, Inc.

121906-- X.GETR56297-01-AVA                4                         March 2002

                         CONDENSED FINANCIAL INFORMATION

    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE NINE MONTH PERIOD ENDED SEPTEMBER 30, 2001 IS DERIVED FROM THE UNAUDITED INTERIM FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT. THE FINANCIAL STATEMENTS FOR THE NINE MONTH PERIOD ENDED SEPTEMBER 30, 2001 ARE INCLUDED IN THE MARCH 15, 2002 STATEMENT
OF ADDITIONAL INFORMATION.

                                                      0.95% TOTAL CHARGES     1.25% TOTAL CHARGES    1.40% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
AETNA BALANCED VP, INC.
Value at beginning of period                                 $11.457                 $11.372                $11.330
Value at end of period                                       $10.204                 $10.106                $10.057
Number of accumulation units outstanding at
    end of period                                          1,022,549                 794,094                376,991
AETNA BOND VP
Value at beginning of period                                 $11.018                 $10.937                $10.896
Value at end of period                                       $11.848                 $11.734                $11.677
Number of accumulation units outstanding at
    end of period                                          1,278,201               1,305,878                481,931
AETNA GROWTH VP
Value at beginning of period                                 $12.229                 $12.139                $12.094
Value at end of period                                        $8.195                  $8.116                 $5.342
Number of accumulation units outstanding at
    end of period                                          1,280,362                 930,765                114,713
AETNA GROWTH AND INCOME VP
Value at beginning of period                                 $10.140                 $10.065                $10.028
Value at end of period                                        $7.739                  $7.664                 $7.627
Number of accumulation units outstanding at
    end of period                                          1,736,681               1,796,794                600,712
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                 $11.839                 $11.752                $11.709
Value at end of period                                        $9.342                  $9.252                 $9.207
Number of accumulation units outstanding at
    end of period                                          4,393,374               3,608,122              1,560,214
AETNA INTERNATIONAL VP
Value at beginning of period                                 $10.824                 $10.744                $10.704
Value at end of period                                        $7.217                  $7.148                 $7.113
Number of accumulation units outstanding at
    end of period                                            307,083                 195,389                 77,954
AETNA MONEY MARKET VP
Value at beginning of period                                 $11.186                 $11.103                $11.062
Value at end of period                                       $11.476                 $11.366                $10.335
Number of accumulation units outstanding at
    end of period                                          3,281,763               2,756,776                610,227
AETNA SMALL COMPANY VP
Value at beginning of period                                 $12.820                 $12.726                $12.679
Value at end of period                                       $11.333                 $11.224                $11.170
Number of accumulation units outstanding at
    end of period                                            791,134                 503,448                132,312
AETNA TECHNOLOGY VP
Value at beginning of period                                  $5.842                  $5.830                 $5.824
Value at end of period                                        $3.275                  $3.261                 $3.254
Number of accumulation units outstanding at
    end of period                                            536,172                 367,868                 80,570
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                 $12.951                 $12.855                $12.808
Value at end of period                                        $8.334                  $8.254                 $8.214
Number of accumulation units outstanding at
    end of period                                            654,506                 756,260                440,463
AIM V.I. GOVERNMENTS SECURITIES FUND
Value at beginning of period                                 $10.800                 $10.843(1)             $10.767
Value at end of period                                       $11.453                 $11.404                $11.380
Number of accumulation units outstanding at
    end of period                                            204,552                 170,551                 79,201

121906-- X.GETR56297-01-AVA               5                          March 2002

                                                      0.95% TOTAL CHARGES     1.25% TOTAL CHARGES    1.40% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
AIM V.I. GROWTH FUND
Value at beginning of period                                 $11.371                 $11.288                $11.246
Value at end of period                                        $5.677                  $6.803                 $6.770
Number of accumulation units outstanding at
    end of period                                                307               1,468,691                509,445
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                 $12.001                 $11.912                $11.868
Value at end of period                                        $8.039                  $7.961                 $7.923
Number of accumulation units outstanding at
    end of period                                          1,171,218               1,914,373                635,744
AIM V.I. VALUE FUND
Value at beginning of period                                 $11.548                 $11.463                $11.420
Value at end of period                                        $9.102                  $9.014                 $8.971
Number of accumulation units outstanding at
    end of period                                          2,035,730               3,074,397              1,070,635
ALLIANCE GROWTH AND INCOME          PORTFOLIO
Value at beginning of period                                 $10.129                 $10.108                $10.098
Value at end of period                                        $9.132                  $9.092                 $9.073
Number of accumulation units outstanding at
    end of period                                            609,651                 841,850                300,143
ALLIANCE PREMIER GROWTH PORTFOLIO
Value at beginning of period                                  $7.620                  $7.605                 $7.597
Value at end of period                                        $5.458                  $5.434                 $5.422
Number of accumulation units outstanding at
    end of period                                            333,285                 273,032                 73,748
ALLIANCE QUASAR PORTFOLIO
Value at beginning of period                                  $9.511                  $9.491                 $9.482
Value at end of period                                        $6.576                  $6.548                 $6.534
Number of accumulation units outstanding at
    end of period                                             21,950                  13,070                  4,807
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                 $11.210                 $11.127                $11.086
Value at end of period                                        $9.672                  $9.579                 $9.532
Number of accumulation units outstanding at
    end of period                                          1,801,441               2,386,420                655,861
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                 $11.154                 $11.102                $11.076
Value at end of period                                        $7.807                  $7.752                 $7.726
Number of accumulation units outstanding at
    end of period                                          1,605,586               1,548,255                530,594
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                  $7.362                  $7.307                 $7.280
Value at end of period                                        $6.271                  $6.210                 $6.180
Number of accumulation units outstanding at
    end of period                                            854,358               1,008,776                470,476
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                 $11.993                 $11.904                $11.860
Value at end of period                                        $9.775                  $9.681                 $9.634
Number of accumulation units outstanding at
    end of period                                          2,057,423               2,556,324              1,049,360
JANUS ASPEN AGGRESSIVE GROWTH
  PORTFOLIO
Value at beginning of period                                 $16.650                 $16.527                $16.466
Value at end of period                                        $8.807                  $8.722                 $8.680
Number of accumulation units outstanding at
    end of period                                          2,645,796               2,272,371                874,004
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                 $13.308                 $13.210                $13.161
Value at end of period                                       $12.008                 $11.892                $11.835
Number of accumulation units outstanding at
    end of period                                          3,476,889               4,047,055              1,481,638
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                 $13.203                 $13.106                $13.057
Value at end of period                                        $8.718                  $8.634                 $8.592
Number of accumulation units outstanding at
    end of period                                          3,036,104               4,049,730              1,339,739

121906-- X.GETR56297-01-AVA                6                         March 2002

                                                      0.95% TOTAL CHARGES     1.25% TOTAL CHARGES    1.40% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
JANUS ASPEN WORLDWIDE GROWTH
  PORTFOLIO
Value at beginning of period                                 $13.030                 $12.934                $12.886
Value at end of period                                        $8.898                  $8.813                 $8.770
Number of accumulation units outstanding at
    end of period                                          4,532,309               4,590,937              1,374,085
MFS TOTAL RETURN SERIES
Value at beginning of period                                 $11.934                 $11.846                $11.803
Value at end of period                                       $11.253                 $11.145                $11.091
Number of accumulation units outstanding at
    end of period                                            989,330               1,628,168                496,166
BRINSON GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                 $10.338                 $10.285                $10.258
Value at end of period                                        $9.292                  $9.224                 $9.190
Number of accumulation units outstanding at
    end of period                                              4,188                  82,654                  4,215
BRINSON SMALL CAP PORTFOLIO
Value at beginning of period                                                         $13.334                $13.299
Value at end of period                                                               $10.340                $10.302
Number of accumulation units outstanding at
    end of period                                                                     14,668                    393
BRINSON TACTICAL ALLOCATION PORTFOLIO
Value at beginning of period                                 $10.326                 $10.273                $10.247
Value at end of period                                        $8.118                  $8.058                 $8.028
Number of accumulation units outstanding at
    end of period                                            263,231               1,062,014                 99,887
OPPENHEIMER AGGRESSIVE GROWTH
  FUND/VA
Value at beginning of period                                 $14.970                 $14.860                $14.805
Value at end of period                                        $9.396                  $9.305                 $9.260
Number of accumulation units outstanding at
    end of period                                            736,951                 793,805                256,743
OPPENHEIMER MAIN STREET GROWTH &
  INCOME FUND/VA
Value at beginning of period                                  $9.891                  $9.818                 $9.782
Value at end of period                                        $8.182                  $8.103                 $8.064
Number of accumulation units outstanding at
    end of period                                            839,549               1,601,980                537,632
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                 $10.171                 $10.096                $10.059
Value at end of period                                       $10.058                 $10.055                $10.007
Number of accumulation units outstanding at
    end of period                                                153                 552,742                189,679
PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period                                $9.367(2)              $10.031(3)             $10.086(4)
Value at end of period                                       $6.922                  $6.913                 $6.909
Number of accumulation units outstanding at
    end of period                                              3,954                   3,591                    881
PILGRIM VP MAGNACAP PORTFOLIO
Value at beginning of period                                $9.602(3)               $9.567(3)               $9.624(3)
Value at end of period                                       $8.577                  $8.566                 $8.560
Number of accumulation units outstanding at
    end of period                                             20,947                   2,862                    196
PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                               $10.181(4)              $10.125(4)              $9.402(3)
Value at end of period                                       $6.921                  $6.912                 $6.908
Number of accumulation units outstanding at
    end of period                                             19,921                  12,081                  2,166
PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                               $10.065(4)              $10.064(4)             $11.291(4)
Value at end of period                                       $7.262                  $7.253                 $7.248
Number of accumulation units outstanding at
    end of period                                             53,682                  20,244                  7,012

121906-- X.GETR56297-01-AVA                7                         March 2002

                                                      0.95% TOTAL CHARGES     1.25% TOTAL CHARGES    1.40% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                 $14.030                 $13.926                $13.875
Value at end of period                                        $8.823                  $8.738                 $8.696
Number of accumulation units outstanding at
    end of period                                            852,261                 935,040                261,747
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                 $10.933                 $10.853                $10.812
Value at end of period                                        $6.442                  $6.380                 $6.349
Number of accumulation units outstanding at
    end of period                                            889,004               1,052,857                322,054
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                 $11.755                 $11.668                $11.625
Value at end of period                                        $8.219                  $8.140                 $8.101
Number of accumulation units outstanding at
    end of period                                            407,857                 780,768                251,074
PPI SCUDDER INTERNATIONAL GROWTH
  PORTFOLIO
Value at beginning of period                                 $11.557                 $11.472                $11.430
Value at end of period                                        $8.092                  $8.014                 $7.976
Number of accumulation units outstanding at
    end of period                                            810,913                 713,324                396,866
PRUDENTIAL JENNISION PORTFOLIO
Value at beginning of period                                  $9.126(2)               $9.208(2)              $9.047(2)
Value at end of period                                        $7.628                  $7.618                 $7.613
Number of accumulation units outstanding at
    end of period                                                363                     604                    437
SP JENNISION INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                  $8.107(5)               $9.347(3)
Value at end of period                                        $6.984                  $6.975
Number of accumulation units outstanding at                   15,540                     123
    end of period

121906-- X.GETR56297-01-AVA                8                         March 2002

                                                      1.45% TOTAL CHARGES     1.75% TOTAL CHARGES    1.90% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
AETNA BALANCED VP, INC.
Value at beginning of period                                  $9.532                  $9.524                 $9.520
Value at end of period                                        $8.457                  $8.431                 $8.418
Number of accumulation units outstanding at
    end of period                                            257,420                 153,150                 73,694
AETNA BOND VP
Value at beginning of period                                 $10.472                 $10.463                $10.459
Value at end of period                                       $11.218                 $11.184                $11.166
Number of accumulation units outstanding at
    end of period                                            304,822                 187,588                120,297
AETNA GROWTH VP
Value at beginning of period                                  $8.027                  $8.021                 $8.017
Value at end of period                                        $8.076                  $5.333                 $5.358
Number of accumulation units outstanding at
    end of period                                            185,538                  15,665                140,948
AETNA GROWTH AND INCOME VP
Value at beginning of period                                  $8.973                  $8.965                 $8.962
Value at end of period                                        $6.822                  $6.801                 $6.790
Number of accumulation units outstanding at
    end of period                                            168,172                 130,668                 69,437
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                  $9.002                  $8.995                 $8.991
Value at end of period                                        $7.076                  $7.054                 $7.043
Number of accumulation units outstanding at
    end of period                                            570,156                 632,635                186,080
AETNA INTERNATIONAL VP
Value at beginning of period                                  $8.741                  $8.734                 $8.730
Value at end of period                                        $5.807                  $5.789                 $5.780
Number of accumulation units outstanding at
    end of period                                             79,558                  58,679                  5,965
AETNA MONEY MARKET VP
Value at beginning of period                                 $10.143                 $10.135                $10.130
Value at end of period                                       $11.311                 $10.319                $10.367
Number of accumulation units outstanding at
    end of period                                          1,394,748                 326,296                812,204
AETNA SMALL COMPANY VP
Value at beginning of period                                  $9.234                  $9.226                 $9.223
Value at end of period                                        $8.132                  $8.107                 $8.094
Number of accumulation units outstanding at
    end of period                                            260,066                 145,850                 30,253
AETNA TECHNOLOGY VP
Value at beginning of period                                  $6.088                  $6.083                 $6.080
Value at end of period                                        $3.400                  $3.389                 $3.384
Number of accumulation units outstanding at
    end of period                                            113,635                 128,204                 32,914
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                  $7.678                  $7.672                 $7.669
Value at end of period                                        $4.923                  $4.907                 $4.900
Number of accumulation units outstanding at
    end of period                                            231,431                 238,717                165,385
AIM V.I. GOVERNMENTS SECURITIES FUND
Value at beginning of period                                 $10.392                 $10.384                $10.379
Value at end of period                                       $10.979                 $10.945                $10.928
Number of accumulation units outstanding at
    end of period                                            148,966                  76,444                 53,013
AIM V.I. GROWTH FUND
Value at beginning of period                                  $7.611                  $7.604                 $7.601
Value at end of period                                        $4.580                  $4.565                 $4.558
Number of accumulation units outstanding at
    end of period                                            259,975                 397,394                114,852
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                  $8.214                  $8.207                 $8.204
Value at end of period                                        $5.481                  $5.464                 $5.456
Number of accumulation units outstanding at
    end of period                                            272,304                 278,910                132,217

121906-- X.GETR56297-01-AVA                9                         March 2002

                                                      1.45% TOTAL CHARGES     1.75% TOTAL CHARGES    1.90% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
AIM V.I. VALUE FUND
Value at beginning of period                                  $8.804                  $8.796                 $8.793
Value at end of period                                        $6.913                  $6.891                 $6.881
Number of accumulation units outstanding at
    end of period                                            331,291                 529,821                158,642
ALLIANCE GROWTH AND INCOME          PORTFOLIO
Value at beginning of period                                 $10.387                 $10.378                $10.374
Value at end of period                                        $9.329                  $9.300                 $9.285
Number of accumulation units outstanding at
    end of period                                            384,724                 213,361                 51,522
ALLIANCE PREMIER GROWTH PORTFOLIO
Value at beginning of period                                  $8.198                  $8.191                 $8.188
Value at end of period                                        $5.849                  $5.831                 $5.822
Number of accumulation units outstanding at
    end of period                                            194,444                 281,893                 77,329
ALLIANCE QUASAR PORTFOLIO
Value at beginning of period                                  $8.589                  $8.582                 $8.579
Value at end of period                                        $5.916                  $5.898                 $5.889
Number of accumulation units outstanding at
    end of period                                             14,300                  18,744                  5,623
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                 $10.654                 $10.645                $10.640
Value at end of period                                        $9.157                  $9.129                 $9.114
Number of accumulation units outstanding at
    end of period                                            331,226                 315,819                 61,182
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                  $8.554                  $8.546                 $8.543
Value at end of period                                        $5.964                  $5.945                 $5.936
Number of accumulation units outstanding at
    end of period                                            584,384                 471,202                118,382
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                  $8.470                  $8.463                 $8.459
Value at end of period                                        $7.187                  $7.165                 $7.153
Number of accumulation units outstanding at
    end of period                                            125,034                  64,351                 53,757
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                  $9.440                  $9.432                 $9.428
Value at end of period                                        $7.665                  $7.641                 $7.629
Number of accumulation units outstanding at
    end of period                                            225,398                 219,165                 60,070
JANUS ASPEN AGGRESSIVE GROWTH
  PORTFOLIO
Value at beginning of period                                  $6.975                  $6.969                 $6.966
Value at end of period                                        $3.675                  $3.664                 $3.658
Number of accumulation units outstanding at
    end of period                                            584,473                 453,020                230,885
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                  $9.746                  $9.738                 $9.734
Value at end of period                                        $8.760                  $8.733                 $8.720
Number of accumulation units outstanding at
    end of period                                            624,264                 436,984                144,175
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                  $8.308                  $8.301                 $8.298
Value at end of period                                        $5.465                  $5.448                 $5.439
Number of accumulation units outstanding at
    end of period                                            364,574                 464,742                134,521
JANUS ASPEN WORLDWIDE GROWTH
  PORTFOLIO
Value at beginning of period                                  $8.570                  $8.563                 $8.559
Value at end of period                                        $5.830                  $5.812                 $5.803
Number of accumulation units outstanding at
    end of period                                            817,553                 814,830                199,182
MFS TOTAL RETURN SERIES
Value at beginning of period                                 $10.763                 $10.754                $10.749
Value at end of period                                       $10.110                 $10.079                $10.063
Number of accumulation units outstanding at
    end of period                                            500,307                 292,432                136,033

121906-- X.GETR56297-01-AVA                10                        March 2002

                                                      1.45% TOTAL CHARGES     1.75% TOTAL CHARGES    1.90% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
BRINSON GROWTH AND INCOME  PORTFOLIO
Value at beginning of period                                 $9.658 (6)
Value at end of period                                       $8.751
Number of accumulation units outstanding at
    end of period                                             1,635
BRINSON TACTICAL ALLOCATION PORTFOLIO
Value at beginning of period                                  $9.567                  $9.559                 $9.555
Value at end of period                                        $7.493                  $7.469                 $7.458
Number of accumulation units outstanding at
    end of period                                            150,640                  65,338                 58,491
OPPENHEIMER AGGRESSIVE GROWTH
  FUND/VA
Value at beginning of period                                  $6.828                  $6.823                 $6.820
Value at end of period                                        $4.269                  $4.256                 $4.249
Number of accumulation units outstanding at
    end of period                                            581,003                 288,553                357,429
OPPENHEIMER MAIN STREET GROWTH &
  INCOME FUND/VA
Value at beginning of period                                  $8.838                  $8.831                 $8.827
Value at end of period                                        $7.283                  $7.260                 $7.249
Number of accumulation units outstanding at
    end of period                                            244,505                 223,864                 87,438
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                  $9.939                  $9.931                 $9.927
Value at end of period                                        $9.884                  $9.853                 $9.838
Number of accumulation units outstanding at
    end of period                                            106,969                  63,180                 27,958
PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period                                  $8.467(5)             $9.970(4)
Value at end of period                                        $6.907                 $6.898
Number of accumulation units outstanding at
    end of period                                              3,300                     223
PILGRIM VP MAGNACAP PORTFOLIO
Value at beginning of period                                  $9.883(4)
Value at end of period                                        $8.558
Number of accumulation units outstanding at
    end of period                                              7,860
PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                                 $10.001(4)               $9.630(2)
Value at end of period                                        $6.906                  $6.897
Number of accumulation units outstanding at
    end of period                                              9,028                   8,846
PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                                 $10.136(4)               $9.638(2)             $10.175(4)
Value at end of period                                        $7.246                  $7.237                 $7.232
Number of accumulation units outstanding at
    end of period                                             13,040                   3,663                  1,226
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                  $8.801                  $8.794                 $8.790
Value at end of period                                        $5.514                  $5.497                 $5.488
Number of accumulation units outstanding at
    end of period                                            313,235                 231,281                129,458
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                  $7.614                  $7.608                 $7.605
Value at end of period                                        $4.470                  $4.456                 $4.449
Number of accumulation units outstanding at
    end of period                                            128,332                 169,847                 75,552
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                  $8.726                  $8.719                 $8.715
Value at end of period                                        $6.078                  $6.060                 $6.050
Number of accumulation units outstanding at
    end of period                                            160,345                 128,327                 49,267

121906-- X.GETR56297-01-AVA                11                        March 2002

                                                      1.45% TOTAL CHARGES     1.75% TOTAL CHARGES    1.90% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
PPI SCUDDER INTERNATIONAL GROWTH
  PORTFOLIO
Value at beginning of period                                  $9.775                  $9.767                 $9.763
Value at end of period                                        $6.818                  $6.797                 $6.787
Number of accumulation units outstanding at
    end of period                                            169,046                  67,254                 11,521
PRUDENTIAL JENNISION PORTFOLIO
Value at beginning of period                                  $8.978                  $9.109
Value at end of period                                        $7.612                  $7.602
Number of accumulation units outstanding at
    end of period                                                125                   2,488
SP JENNISION INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                  $8.170                  $8.295
Value at end of period                                        $6.969                  $6.960
Number of accumulation units outstanding at
    end of period                                                304                   1,176

      -------------

(1)      Funds were first received in this option during January 2001.
(2)      Funds were first received in this option during July 2001.
(3)      Funds were first received in this option during June 2001.
(4)      Funds were first received in this option during May 2001.
(5)      Funds were first received in this option during August 2001.
(6)      Funds were first received in this option during March 2001.

121906-- X.GETR56297-01-AVA                12                        March 2002